BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands		12 Months Ended
	Sep. 20, 2021	Dec. 31, 2021 USD ($) segment director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Franchisor Disclosure [Line Items]
Exchange ratio in reverse recapitalization	0.64
Net Loss		$ (3,779)	$ 0	$ 0
Net loss after the reverse recapitalization		3,354	0	0
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization		$ 23,546	24,663	22,439
Right to appoint, number of directors | director		3
Total number of directors | director		5
Number of operating segments | segment		1
Accumulated deficit		$ (439,708)	(412,383)		$ 16,767
Deferred revenue				3,911
Prepaid expenses		3,590	574
Goodwill		$ 5,717	5,717
Useful life of definite-lived intangible assets		10 years
Advertising expenses		$ 44,393	29,293	20,550
Defined contribution plan		$ 337	$ 138	$ 269
Earnout Shares
Franchisor Disclosure [Line Items]
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date	5 years
Leasehold improvements
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		7 years
Capitalized internal use software
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		4 years
Minimum | Furniture & fixtures
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		1 year
Minimum | Office equipment
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		1 year
Minimum | Other
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		1 year
Maximum | Furniture & fixtures
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		7 years
Maximum | Office equipment
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		3 years
Maximum | Other
Franchisor Disclosure [Line Items]
Useful life of long-lived assets		4 years